Summary of Non Vested Shares (Detail) (JPY ¥)	12 Months Ended
Dec. 31, 2013
Shares
Nonvested at beginning of year	738,000
Vested	(738,000)
Forfeited
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	¥ 772
Vested	¥ 772
Forfeited